NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of Incorporation	Mar. 07, 2008
State of Incorporation	State of Nevada